Equity- Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Risk-free interest rate	1.08%	1.23%	0.53%
Expected life in years	5 years	5 years	4 years
Expected volatility	24.00%	27.00%	37.00%
Expected dividend yield	1.00%	1.00%	0.00%
Estimated weighted-average fair value of options granted per share	$ 40.94	$ 45.23	$ 38.41